Shareholder Report, Average Annual Return (Details) 74200173400_Putnam VT International Value Fund_Class IA_TSR Annual {Class IA}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	35.07%	12.77%	9.13%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Average Annual Return, Percent	42.25%	13.36%	8.69%